Loan Agreements	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Loan Agreements
7.	LOAN AGREEMENTS

In August 2008, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with a bank to borrow up to $1,500,000 in one or more advances to finance certain equipment purchases made by the Company through May 31, 2009. In September 2008, the Company received its only advance totaling $695,000 and issued a note payable to the bank. No additional advances were made. The note was payable over a 48-month period in equal principal payments, plus interest on the outstanding balance, fixed at the 8.75%. The note was secured by a security interest in the specific equipment financed. In September 2012, the Company paid the remaining balance in accordance with the original repayment schedule.

In connection with the Loan Agreement, the Company issued the bank a warrant to purchase 15,000 shares of the Company’s Series B Preferred Stock at an exercise price of $2.00 per share. The warrant was immediately exercisable and expires 10 years from the date of grant. The value of the warrant was recorded as a discount to the note payable and was amortized to interest expense using the effective interest method over the 48-month repayment term. The Company estimated the fair value of the warrant on the grant date to be $25,000 using the Black-Scholes option-pricing model with the following assumptions: volatility of 79%, contractual term of 10 years, risk-free interest rate of 3.89%, and no dividend yield. The Company determined the fair value of the warrants at the end of each subsequent reporting period using the Black-Scholes option pricing model (see Note 11) until their conversion to common stock warrants to purchase 1,695 shares of common stock upon the completion of the IPO in April 2014.

In December 2011, the Company entered into a loan and security agreement with Lighthouse Capital Partners VI, L.P. (“Lighthouse Capital”) to borrow up to $10,000,000 in one or more advances by December 31, 2012. Debt proceeds are available to the Company to fund research and development activities and other general corporate purposes. The Company granted Lighthouse Capital a first priority security interest in all unsecured present and future assets, other than intellectual property, and the Company entered into a negative pledge agreement with the lender, whereby the Company agrees not to grant a security interest in or encumber any of the Company’s intellectual property. The Company also has restrictions on its ability to obtain additional debt that is not permitted under the agreement. In both March 2012 and August 2012, the Company borrowed $5,000,000 under the loan and security agreement, for a total of $10,000,000. This amount was being repaid over 36 months beginning on December 1, 2012, at an interest rate of 8.25%.

In addition, the Company is required to make an additional interest payment in the amount of $600,000 at the end of the loan term. The amount is being accrued over the loan term as interest expense. The amount accrued as of December 31, 2014 was $574,000 and is included in accrued expense in the accompanying balance sheet.  As of December 31, 2013 the amount accrued was $391,000, and was included as non-current accrued interest expense in the accompanying balance sheet. The minimum future principal payments are as follows (in thousands):

Year Ending December 31,
2015	$3,321
Unamortized discount relating to warrants	(197)
Total	3,124
Less current portion	(3,124)
Long-term portion	$-

In January 2015, the Company repaid in full the amount outstanding under the Lighthouse Capital loan with the proceeds from a new loan (see Note 18).

In connection with the loan and security agreement with Lighthouse Capital, the Company issued the lender a warrant to purchase a maximum of 66,436 shares of the Company’s Series D Preferred Stock, at an exercise price of $12.04 per share. The warrant was immediately exercisable for 29,067 shares at the date of issue and expires 10 years from the date of issue (December 2021). The exercisable shares increased in March 2012 and August 2012 as the Company borrowed under the loan and security agreement. At December 31, 2014 and 2013, 66,436 shares were exercisable. The fair value of the warrant was estimated on the date of issue for the exercisable shares at that date and the fair value of each increment was estimated on the date the shares became exercisable, using the Black-Scholes option-pricing model. The Company estimated the fair value of the warrant for shares exercisable on the issue date in December 2011 and incremental shares exercisable in March 2012 and August 2012 to be $284,000, $182,000 and $178,000, respectively. The following table shows the Black-Scholes assumptions used to value the preferred stock warrants in connection with the loan and security agreement on the respective dates:

	Series D Preferred Stock Warrants
	December 2011	March 2012	August 2012
Contractual life	10 years	9.69 years	9.29 years
Volatility rate	80%	80%	80%
Risk-free interest rate	1.98%	2.17%	1.68%
Expected dividends	—	—	—

The value of the warrant is recorded as a discount to the loan and is being amortized to interest expense using the effective interest method over the 36-month repayment term.

The Company determined the fair value of the warrant at the end of each subsequent reporting period using the Black-Scholes option pricing model (see Note 11) until their conversion to warrants to purchase 66,436 shares of common stock upon the completion of the IPO in April 2014.